Cover	Dec. 20, 2021
Cover [Abstract]
Entity Registrant Name	AMERICAN OIL & GAS INC.
Entity Central Index Key	0001544400
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 20, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	333-180164
Entity Tax Identification Number	99-0372611
Entity Address Address Line 1	Circuito Playa Del Carmen
Entity Address Address Line 2	Av. Los Amores no. 400-68
Entity Address Address Line 3	Bucerias
Entity Address City Or Town	Nayarit
Entity Address Country	MX
Entity Address Postal Zip Code	63732
City Area Code	523
Local Phone Number	221984348
Security 12b Title	Common Shares
Trading Symbol	AOIX